Related Party Transactions (Details) - USD ($)		1 Months Ended		12 Months Ended
	Apr. 01, 2016	Feb. 29, 2016	Apr. 26, 2010	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Apr. 14, 2008
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current				$ 570,000	$ 570,000
Payable to related party				420,503
Recognized revenue				178,855
Trade receivables				$ 381,125
Percentage of ownership by WPP				20.00%			100.00%
Revenue payable				$ 37,803
Total common granted stock				550,000	387,500
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Shares of common stock issued		595,384
Lieu of common stock issued		$ 720,415
Average price per shares		$ 1.21
Subsequent Event [Member]
Related Party Transaction [Line Items]
Total common granted stock	12,425
Subsequent Event [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Monthly payment of consulting agreement	$ 15,000
Additional bonus payments	$ 54,000
Patents [Member]
Related Party Transaction [Line Items]
Shares of common stock issued			300,000
Stock options			200,000
Expire date			Apr. 30, 2015
Shares values			$ 360,000